Expense Example - ClearBridge Sustainability Leaders Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	1,158
Expense Example, with Redemption, 5 Years	1,651
Expense Example, with Redemption, 10 Years	3,006
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	1,223
Expense Example, with Redemption, 5 Years	1,762
Expense Example, with Redemption, 10 Years	3,229
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,509
Expense Example, with Redemption, 10 Years	3,295
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,617
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,303
Expense Example, with Redemption, 10 Years	2,905
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,244
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	971
Expense Example, with Redemption, 10 Years	$ 2,246